Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Cash flows from operating activities:
Net income		$ 5,291	¥ 34,424	¥ 78,220	¥ 72,385
Adjustments to reconcile net income to net cash provided by operating activities:
Share-based compensation		3,204	20,852	1,890	34,354
Provision for allowance for doubtful accounts, including related party amounts		1,019	6,632	48,199	49,320
Depreciation and amortization expense		5,474	35,618	41,952	45,473
Impairment of intangible assets				87	3,822
Loss/(income) from equity investments, including impairments		(968)	(6,296)	1,776	41,861
Deferred income tax		(946)	(6,153)	(18,344)	(11,398)
Loss/(gain) on disposal of property and equipment		(197)	(1,279)	55	749
Loss on disposal of intangible assets		18	118
Gain on disposal of an equity investment and acquisition of available-for-sale investments					(4,643)
Foreign currency exchange loss/(gain)		3,621	23,560	(9,608)	1,054
Changes in operating assets and liabilities:
Accounts receivable		(6,848)	(44,575)	55,308	(59,772)
Prepayments and other current assets		847	5,508	(18,531)	(18,254)
Amounts due from related parties		(3,533)	(22,988)	7,878	41,368
Other non-current assets		538	3,503	1,699	(4,404)
Accounts payable		861	5,602	(31,539)	24,415
Advances from customers		5,744	37,371	12,586	(2,348)
Salary and welfare payable		637	4,142	16,301	8,955
Taxes payable		2,546	16,562	(17,468)	4,182
Amounts due to related parties		(704)	(4,580)	(289)	(3,980)
Accrued expenses and other current liabilities		9,524	61,968	30,159	(3,828)
Long-term liabilities		460	2,991	3,355	1,501
Net cash provided by operating activities		26,588	172,980	203,686	220,812
Cash flows from investing activities:
Purchase of property and equipment and intangible assets		(4,273)	(27,800)	(29,282)	(43,457)
Placement of term deposits and short term investments		(423,425)	(2,754,930)	(3,199,923)	(3,288,344)
Maturity of term deposits and short term investments		429,934	2,797,282	3,189,803	2,562,584
Investments in available-for-sale investments					(352,008)
Investments in equity investments					(10,643)
Loans provided to a related party		(11,374)	(74,000)	(45,865)
Issuance of convertible loans to a related party				(228,280)
Loans repaid by a related party		8,155	53,058
Net cash used in investing activities*	[1]	(983)	(6,390)	(313,547)	(1,131,868)
Cash flows from financing activities:
Proceeds from exercise of stock options		1,901	12,368	2,436	6,944
Proceeds from short-term bank loans		50,491	328,511	214,712	123,589
Repayment of short-term bank loans		(54,887)	(357,113)
Repurchase of ordinary shares					(66,417)
Capital contribution received from noncontrolling shareholders					250
Net cash provided by/(used in) financing activities		(2,495)	(16,234)	217,148	64,366
Effect of exchange rate changes on cash, cash equivalents and restricted cash		(1,243)	(8,090)	14,340	(3,488)
Net (decrease)/increase in cash, cash equivalents and restricted cash		21,867	142,266	121,627	(850,178)
Cash, cash equivalents and restricted cash at the beginning of the year*	[1]	85,654	557,296	435,669	1,285,847
Cash, cash equivalents and restricted cash at the end of the year*	[1]	107,521	699,562	557,296	435,669
Supplemental disclosure of cash flow information:
Cash paid during the period for income taxes		2,985	19,424	46,392	36,044
Cash paid during the period for interest expenses		$ 3,498	¥ 22,762	4,976	¥ 713
Supplemental disclosure of non-cash investing activities:
Investments in available-for-sale investments by conversion of convertible loans issued to a related party				¥ 143,820

[1]	The Group has early adopted the guidance of ASU 2016-18 issued by FASB in November 2016, which requires that amounts for restricted cash should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. Accordingly, the item “changes in restricted cash” previously included in investing activities for the years ended December 31, 2015 and 2016 with an amount of RMB125.0 million and RMB229.6 million, respectively, was retrospectively removed from cash flows from investing activities and included in beginning and ending cash, cash equivalents and restricted cash balances (see Note 2(af)).